Cover	Aug. 21, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 21, 2019
Entity File Number	000-17781
Entity Registrant Name	Symantec Corporation
Entity Central Index Key	0000849399
Entity Tax Identification Number	77-0181864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	350 Ellis Street
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	527-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SYMC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false